CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (18,771)	$ (4,472)	$ (10,343)	$ (4,325)
Other comprehensive loss:
Foreign currency translation adjustments	(17)	(36)	(77)	(6)
Comprehensive loss	$ (18,788)	$ (4,508)	$ (10,420)	$ (4,331)